Assets held for sale - Schedule of Statement of Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss from discontinued operations	$ (1,506,276)	$ (8,245)
Add: Net loss attributable to non-controlling interest	60,456	51,362
Renewable Energy
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue	339,730	294,091
Operating expenses	192,942	146,902
Non-regulated energy purchased	5,419	18,969
Depreciation and amortization	80,992	112,917
Asset impairment charge	0	22,011
Loss (gain) on foreign exchange	12,485	(5,300)
Operating expense	291,838	295,499
Operating income (loss) from discontinued operations	47,892	(1,408)
Interest expense	(55,369)	(45,216)
Income (loss) from long-term investments	(89,913)	371
Loss on derivative financial instruments	(130,665)	0
Loss on classification as held for sale	(1,357,343)	0
Other net losses	(49,164)	(11,183)
Pension and other post-employment non-service costs	(61)	(54)
Loss before income taxes	(1,634,623)	(57,490)
Income tax recovery	128,347	49,245
Loss from discontinued operations	(1,506,276)	(8,245)
Add: Net loss attributable to non-controlling interest	60,456	51,362
Net income (loss) from discontinued operations attributable to AQN	(1,445,820)	43,117
Renewable Energy | Non-regulated energy sales
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue	276,083	261,992
Renewable Energy | Other revenue
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue	$ 63,647	$ 32,099